Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Abstract]
Disclosure of detailed information about useful lives of property, plant and equipment [text block]
Items of PPE are carried at acquisition cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Depreciation is provided on a declining-balance basis, less the estimated residual value, at the following annual rates:

Mining equipment	30%
Office equipment	20%